Related Party Disclosures (Tables)	12 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Summary of Disclosure of Transactions Between Related Parties
In addition to the transactions and balances disclosed elsewhere in the consolidated financial statements, the Group had the following significant related party transactions during the reporting period:

Relationship	Nature of transactions	2021	2022	2023
		US$	US$	US$

Ultimate holding company	Digital solutions services—financial services rendered	62	11	7
Ultimate holding company	Digital solutions services—non financial services rendered	963	1,642	2,168
Ultimate holding company	Corporate expenses allocated	803	910	1,212
Fellow subsidiaries	Digital solutions services—financial services rendered	11	74	52
A related company	Digital solutions services—non financial services rendered	645	—	—
Immediate holding company	Repurchase of shares of the Company	—	—	318,882
Immediate holding company	Consideration for acquisition of AMTD Assets (note 14(a))	—	—	266,647
Ultimate holding company	Interest income (note 9)	—	—	6,612